Discontinued operations - Schedule of reconciliation of gain on sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cash proceeds	€ 40	€ 98
Deferred cash consideration		30
Total consideration		128
Transaction costs		(25)
Gain on sale before tax	22	29	€ 0
Income tax	€ 0	5	€ 5
Submarine Networks
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value of retained interest in associate		32
Gain on sale before tax		29
Income tax		0
Gain on sale after tax		29
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount of net assets on disposal		(170)
Cumulative other comprehensive income		€ 64